Segment information - Geographic Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	$ 2,858	$ 1,668	$ 1,575
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	959	275
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	719	714
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	420	312
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	$ 760	$ 367